LEASES (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Carrying amount at beginning		¥ 2,915	¥ 2,189
Addition			1,781
Accretion of interest recognized during the year		99	133
Payments		(1,024)	(1,253)
Foreign currency translation difference		27	65
Carrying amount at ending	$ 51	360	2,915
Current portion	51		1,317	¥ 360
Non-current portion			1,598
Disposal of PSTT		(1,657)
Carrying amount at ending	51		2,915	360
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Carrying amount at beginning		322	155
Addition			265
Accretion of interest recognized during the year		13	14
Payments		(60)	(112)
Foreign currency translation difference
Carrying amount at ending			322
Current portion			48
Non-current portion			274
Disposal of PSTT		(275)
Carrying amount at ending			322
Offices And Warehouse [Member]
IfrsStatementLineItems [Line Items]
Carrying amount at beginning		2,593	2,034
Addition			1,516
Accretion of interest recognized during the year		86	119
Payments		(964)	(1,141)
Foreign currency translation difference		27	65
Carrying amount at ending	51	360	2,593
Current portion	51		1,269	360
Non-current portion			1,324
Disposal of PSTT		¥ (1,382)
Carrying amount at ending	$ 51		¥ 2,593	¥ 360